UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/13

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes—97.0% †
U.S. Treasuries—23.6%
U.S. Treasury Bonds
2.75%	11/15/42	$7,275	$6,743
3.00%	05/15/42	11,781	11,534	(f)
U.S. Treasury Notes
0.20%	07/31/14 - 12/31/14	11,574	11,560	(c,f)
0.22%	10/31/14	21,128	21,137	(c,f)
0.53%	01/31/17 - 01/31/18	26,346	26,660	(c,f)
0.67%	09/30/17	6,132	6,120	(c,f)
1.63%	11/15/22	596	586
3.13%	05/15/19	2	2
			84,342
Agency Mortgage Backed—28.4%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	2,091	2,176
4.50%	06/01/33 - 02/01/35	53	58	(f)
5.00%	07/01/35 - 06/01/41	2,084	2,325	(f)
5.50%	05/01/20 - 04/01/39	903	996	(f)
6.00%	04/01/17 - 11/01/37	1,673	1,868	(f)
6.50%	07/01/29	2	3	(f)
7.00%	10/01/16 - 08/01/36	206	241	(f)
7.50%	11/01/29 - 09/01/33	10	12	(f)
8.00%	11/01/30	11	12	(f)
Federal National Mortgage Assoc.
2.72%	04/01/37	3	3	(g)
4.00%	05/01/19 - 03/01/41	3,537	3,775	(f)
4.50%	05/01/18 - 04/01/41	13,927	15,018	(f)
5.00%	07/01/20 - 06/01/41	3,802	4,255	(f)
5.50%	03/01/14 - 01/01/39	4,348	4,785	(f)
6.00%	02/01/14 - 08/01/35	2,879	3,233	(f)
6.50%	02/01/14 - 08/01/36	453	510	(f)
7.00%	10/01/16 - 02/01/34	53	60	(f)
7.50%	09/01/13 - 03/01/34	161	188	(f)
8.00%	11/01/14 - 01/01/33	51	58	(f)
8.50%	04/01/30	7	9	(f)
9.00%	12/01/17 - 12/01/22	23	26	(f)
3.00%	TBA	14,310	14,759	(b)
3.50%	TBA	12,420	13,119	(b)
4.00%	TBA	5,365	5,720	(b)
4.50%	TBA	805	867	(b)
5.00%	TBA	2,664	2,874	(b)
6.00%	TBA	5,492	6,015	(b)
6.50%	TBA	878	976	(b)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	3,362	3,715	(f)
5.00%	08/15/33	137	149	(f)
6.00%	04/15/27 - 09/15/36	583	669	(f)
6.50%	04/15/19 - 09/15/36	266	299	(f)
7.00%	11/15/27 - 10/15/36	146	172	(f)
7.50%	03/15/23 - 11/15/31	59	63	(f)
8.00%	09/15/27 - 06/15/30	36	38	(f)

8.50%	10/15/17	21	23	(f)
9.00%	11/15/16 - 12/15/21	50	54	(f)
3.00%	TBA	975	1,019	(b)
3.50%	TBA	1,225	1,310	(b)
4.00%	TBA	5,580	6,059	(b)
5.00%	TBA	3,267	3,553	(b)
5.50%	TBA	435	476	(b)
			101,540
Agency Collateralized Mortgage Obligations—1.2%
Collateralized Mortgage Obligation Trust
0.89%	11/01/18	6	6	(c,d)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,956	17	(e,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	2,001	167	(e,k)
4.50%	02/15/18 - 03/15/18	138	6	(e,f,k)
5.00%	05/15/17 - 02/15/38	226	12	(e,f,k)
5.50%	06/15/33	167	24	(e,f,k)
6.40%	08/15/25	858	110	(e,g)
8.00%	04/15/20	4	4	(f)
Federal Home Loan Mortgage Corp. STRIPS
3.34%	08/01/27	2	2	(c,d,f)
8.00%	02/01/23 - 07/01/24	9	2	(e,f,k)
Federal National Mortgage Assoc. REMIC
1.24%	12/25/42	473	13	(e,f)
3.50%	08/25/42 - 10/15/42	7,033	964	(e,k)
3.87%	12/25/22	6	6	(c,d,f)
4.00%	03/25/43	1,082	144	(e,k)
4.50%	05/25/18	1	—	**(e,f,k)
5.00%	08/25/17 - 09/25/40	1,601	170	(e,f,k)
5.80%	07/25/38	373	46	(e,g)
5.85%	11/25/40	4,012	770	(e,g)
Federal National Mortgage Assoc. STRIPS
1.38%	12/01/34	206	196	(c,d,f)
4.50%	08/01/35 - 01/01/36	430	51	(e,f,k)
5.00%	03/25/38 - 05/25/38	255	32	(e,k)
5.50%	12/01/33	55	6	(e,k)
6.00%	01/01/35	195	33	(e,f,k)
7.50%	11/01/23	29	6	(e,f,k)
8.00%	08/01/23 - 07/01/24	19	3	(e,f,k)
8.50%	03/01/17 - 07/25/22	17	2	(e,f,k)
9.00%	05/25/22	6	1	(e,f,k)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	2,488	262	(e,k)
5.00%	12/20/35 - 09/20/38	1,988	173	(e,k)
5.95%	05/20/40	1,259	204	(e,g)
5.97%	05/20/40	2,231	376	(e,g)
6.40%	12/20/39	2,158	316	(e,g)
			4,124
Asset Backed—0.4%
Capital One Multi-Asset Execution Trust
0.80%	01/15/19	500	495	(c,f,g)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	418	430	(f)
Ford Credit Auto Lease Trust
1.28%	06/15/16	150	150

Hertz Vehicle Financing LLC
5.02%	02/25/15	470	483	(a)
			1,558
Corporate Notes—35.5%
ABB Finance USA Inc.
1.63%	05/08/17	392	397
AbbVie Inc.
1.20%	11/06/15	556	560	(a)
1.75%	11/06/17	372	377	(a)
2.00%	11/06/18	699	707	(a)
2.90%	11/06/22	210	210	(a)
AES Corp.
8.00%	10/15/17	401	472
AES Panama S.A.
6.35%	12/21/16	287	316	(a)
Aetna Inc.
1.50%	11/15/17	332	333
Agilent Technologies Inc.
5.50%	09/14/15	347	384	(f)
Agrium Inc.
3.15%	10/01/22	293	282
Alliance One International Inc.
10.00%	07/15/16	816	862
ALROSA Finance S.A.
7.75%	11/03/20	200	234	(a,f)
Amazon.com Inc.
1.20%	11/29/17	370	368
2.50%	11/29/22	405	394
America Movil SAB de C.V.
2.38%	09/08/16	948	975
American Axle & Manufacturing Inc.
6.25%	03/15/21	159	163
American Express Credit Corp.
1.75%	06/12/15	256	262
American Honda Finance Corp.
1.60%	02/16/18	399	404	(a)
American International Group Inc.
4.88%	06/01/22	563	637
American Tower Corp. (REIT)
3.50%	01/31/23	305	303
American Tower Trust I (REIT)
1.55%	03/15/43	627	629	(a)
Amgen Inc.
5.38%	05/15/43	378	421
Amsted Industries Inc.
8.13%	03/15/18	239	257	(a,f)
Anadarko Petroleum Corp.
6.20%	03/15/40	353	428
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	579	572
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	374	368
5.38%	11/15/14	228	245	(f)
Archer-Daniels-Midland Co.
4.02%	04/16/43	234	224
Arizona Public Service Co.
6.25%	08/01/16	358	419	(f)

Ashland Inc.
3.00%	03/15/16	399	405	(a)
3.88%	04/15/18	379	384	(a)
AT&T Inc.
0.77%	02/13/15	377	378	(c)
2.95%	05/15/16	519	549	(f)
4.35%	06/15/45	983	914	(a)
5.55%	08/15/41	116	128
Autodesk Inc.
1.95%	12/15/17	400	396
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150	150	(a)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200	205	(a)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	300	309	(a)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100	106	(a)
Bank of America Corp.
2.00%	01/11/18	524	522
3.30%	01/11/23	744	734
3.88%	03/22/17	418	450
5.75%	12/01/17	570	659
Barclays Bank PLC
2.25%	05/10/17	986	1,028	(a)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	396	404	(f)
3.00%	05/15/22	269	274	(f)
Berkshire Hathaway Inc.
1.55%	02/09/18	419	424
4.50%	02/11/43	419	422
Bombardier Inc.
4.25%	01/15/16	160	166	(a)
5.75%	03/15/22	43	44	(a)
7.75%	03/15/20	299	344	(a,f)
BP Capital Markets PLC
2.25%	11/01/16	159	165
2.50%	11/06/22	861	838
Caixa Economica Federal
2.38%	11/06/17	450	437
Calpine Corp.
7.25%	10/15/17	430	456	(a,f)
Cardinal Health Inc.
1.70%	03/15/18	292	291
4.60%	03/15/43	146	143
Cargill Inc.
6.00%	11/27/17	247	294	(a,f)
Carnival Corp.
1.20%	02/05/16	419	420
Case New Holland Inc.
7.88%	12/01/17	214	250	(f)
Caterpillar Financial Services Corp.
1.25%	11/06/17	259	260
Caterpillar Inc.
1.50%	06/26/17	450	457
Catholic Health Initiatives
2.95%	11/01/22	203	205
4.35%	11/01/42	130	131

CCO Holdings LLC
8.13%	04/30/20	373	417
Cedar Fair LP
5.25%	03/15/21	159	158	(a)
Central American Bank for Economic Integration
5.38%	09/24/14	380	402	(a,f)
Chesapeake Energy Corp.
3.25%	03/15/16	240	243
Cigna Corp.
2.75%	11/15/16	372	393
4.00%	02/15/22	574	620
5.38%	02/15/42	231	261
Cincinnati Bell Inc.
8.25%	10/15/17	398	422
Citigroup Inc.
1.25%	01/15/16	400	400
4.05%	07/30/22	661	683
5.00%	09/15/14	666	699	(f)
6.13%	08/25/36	227	260	(f)
CityCenter Holdings LLC
7.63%	01/15/16	455	489
CNA Financial Corp.
5.88%	08/15/20	326	384
CNH Capital LLC
3.88%	11/01/15	239	245
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200	221	(a)
Columbus International Inc.
11.50%	11/20/14	100	112	(a)
Comcast Corp.
2.85%	01/15/23	380	379
4.25%	01/15/33	200	201
4.50%	01/15/43	250	251
Commonwealth Bank of Australia
0.79%	01/15/16	547	546	(a,c)
ConAgra Foods Inc.
1.90%	01/25/18	411	415
Constellation Brands Inc.
7.25%	09/01/16	400	454
Corp Andina de Fomento
4.38%	06/15/22	372	404
Corp Nacional del Cobre de Chile
4.25%	07/17/42	222	204	(a)
5.63%	09/21/35	76	85	(a)
COX Communications Inc.
3.25%	12/15/22	149	151	(a)
4.70%	12/15/42	92	91	(a)
Credit Suisse AG
2.60%	05/27/16	405	427	(a)
Crown Castle Towers LLC
6.11%	01/15/40	189	231	(a)
CSX Corp.
4.25%	06/01/21	389	437
Daimler Finance North America LLC
1.88%	01/11/18	395	398	(a)
DaVita HealthCare Partners Inc.
5.75%	08/15/22	138	143
6.38%	11/01/18	358	381	(f)

DCP Midstream Operating LP
2.50%	12/01/17	203	206
3.88%	03/15/23	627	630
DDR Corp. (REIT)
4.63%	07/15/22	471	509
Delphi Corp.
5.00%	02/15/23	159	168
Denbury Resources Inc.
6.38%	08/15/21	304	331	(f)
8.25%	02/15/20	231	259	(f)
DENTSPLY International Inc.
2.75%	08/15/16	295	306	(f)
4.13%	08/15/21	374	397
Diageo Capital PLC
1.50%	05/11/17	527	534
Diageo Investment Corp.
2.88%	05/11/22	556	562
DigitalGlobe Inc.
5.25%	02/01/21	399	397	(a)
DIRECTV Holdings LLC
4.75%	10/01/14	392	415
5.15%	03/15/42	338	327
Discovery Communications LLC
3.25%	04/01/23	209	212
4.88%	04/01/43	105	107
4.95%	05/15/42	125	129
Dominion Resources Inc.
1.95%	08/15/16	283	292
DPL Inc.
7.25%	10/15/21	23	24
DR Horton Inc.
4.38%	09/15/22	281	276
Duke Energy Corp.
1.63%	08/15/17	371	374
3.05%	08/15/22	875	891
Eastman Chemical Co.
2.40%	06/01/17	959	995
3.60%	08/15/22	210	218
eBay Inc.
1.35%	07/15/17	260	263
2.60%	07/15/22	235	235
4.00%	07/15/42	222	204
Ecopetrol S.A.
7.63%	07/23/19	145	182
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	71	79	(a)
Empresa Nacional del Petroleo
4.75%	12/06/21	100	103	(a)
Energy Transfer Equity LP
7.50%	10/15/20	269	310
Energy Transfer Partners LP
3.60%	02/01/23	674	671
6.50%	02/01/42	344	393
Enterprise Products Operating LLC
4.45%	02/15/43	211	203
European Investment Bank
0.38%	12/15/14	600	605	(c)
4.88%	01/17/17	850	978	(f)

Exelon Corp.
4.90%	06/15/15	505	547
Export Credit Bank of Turkey
5.38%	11/04/16	225	242	(a)
Express Scripts Holding Co.
2.65%	02/15/17	904	947
3.13%	05/15/16	596	630
Flextronics International Ltd.
4.63%	02/15/20	160	162	(a)
Florida Power & Light Co.
4.13%	02/01/42	222	226
Ford Motor Co.
4.75%	01/15/43	168	156
Ford Motor Credit Company LLC
3.00%	06/12/17	615	631
Forest Oil Corp.
7.25%	06/15/19	358	358
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	595	597	(a)
5.45%	03/15/43	417	412	(a)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	173	191	(a)
Frontier Communications Corp.
7.13%	03/15/19	354	382
Gas Natural de Lima y Callao S.A.
4.38%	04/01/23	200	199	(a)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	399	444	(a)
Genworth Financial Inc.
7.70%	06/15/20	189	224
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100	106	(a,f,h)
Goldman Sachs Capital I
6.35%	02/15/34	205	214
Great Plains Energy Inc.
4.85%	06/01/21	403	450	(f)
GTL Trade Finance Inc.
7.25%	10/20/17	359	410
GXS Worldwide Inc.
9.75%	06/15/15	280	291
Hanesbrands Inc.
6.38%	12/15/20	196	213	(f)
Hartford Financial Services Group Inc.
6.63%	03/30/40	264	337
Hawk Acquisition Sub Inc.
4.25%	10/15/20	240	240	(a)
HCA Inc.
6.50%	02/15/20	309	349	(f)
Heineken N.V.
1.40%	10/01/17	373	371	(a)
Hewlett-Packard Co.
2.60%	09/15/17	408	411
6.00%	09/15/41	111	113
Hexion US Finance Corp.
6.63%	04/15/20	481	482	(a)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	523	525

Hughes Satellite Systems Corp.
6.50%	06/15/19	356	391
Huntsman International LLC
4.88%	11/15/20	239	241	(a)
Hyundai Capital America
1.63%	10/02/15	371	374	(a)
2.13%	10/02/17	189	191	(a)
iGATE Corp.
9.00%	05/01/16	400	436
Imperial Tobacco Finance PLC
2.05%	02/11/18	524	527	(a)
3.50%	02/11/23	509	513	(a)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	400	410
ING US Inc.
2.90%	02/15/18	335	340	(a)
Ingles Markets Inc.
8.88%	05/15/17	400	420	(f)
Instituto Costarricense de Electricidad
6.95%	11/10/21	200	228	(a,f)
Intel Corp.
1.35%	12/15/17	369	370
2.70%	12/15/22	419	415
4.25%	12/15/42	185	181
Invesco Finance PLC
3.13%	11/30/22	573	585
Jabil Circuit Inc.
4.70%	09/15/22	174	173
Jefferies Group Inc.
5.13%	01/20/23	168	178
6.50%	01/20/43	140	149
John Deere Capital Corp.
3.15%	10/15/21	308	325
JPMorgan Chase & Co.
3.20%	01/25/23	1,257	1,255
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200	234	(a)
KazMunayGas National Company JSC
9.13%	07/02/18	100	126	(a)
KFW
2.00%	10/04/22	929	916
4.50%	07/16/18	238	279	(f)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	292	296
5.00%	08/15/42	107	108
Kinross Gold Corp.
6.88%	09/01/41	252	260
Korea National Oil Corp.
2.88%	11/09/15	278	289	(a)
3.13%	04/03/17	396	417	(a)
Kraft Foods Group Inc.
1.63%	06/04/15	248	252
2.25%	06/05/17	394	409
5.00%	06/04/42	335	359
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	696	766
Lear Corp.
4.75%	01/15/23	401	391	(a)

Levi Strauss & Co.
7.63%	05/15/20	361	397	(f)
Liberty Mutual Group Inc.
6.50%	05/01/42	190	216	(a)
Linn Energy LLC
6.25%	11/01/19	43	44	(a)
8.63%	04/15/20	295	325	(f)
LyondellBasell Industries N.V.
5.00%	04/15/19	200	226
Majapahit Holding BV
7.25%	06/28/17	400	464	(a)
7.75%	10/17/16	350	406	(a)
Marathon Oil Corp.
2.80%	11/01/22	418	408
McDonald’s Corp.
1.88%	05/29/19	395	402	(f)
Medtronic Inc.
1.38%	04/01/18	422	422
4.00%	04/01/43	422	410
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165	159
MetroPCS Wireless Inc.
6.25%	04/01/21	241	245	(a)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	330	410	(f)
Morgan Stanley
3.75%	02/25/23	334	338
4.75%	03/22/17	271	299
4.88%	11/01/22	556	589
5.50%	07/28/21	377	432
Murphy Oil Corp.
2.50%	12/01/17	203	204
3.70%	12/01/22	370	359
Mylan Inc.
7.88%	07/15/20	436	509	(a,f)
National Agricultural Cooperative Federation
4.25%	01/28/16	231	247	(a,f)
National Australia Bank Ltd.
3.00%	01/20/23	588	583
National JSC Naftogaz of Ukraine
9.50%	09/30/14	200	205
NCL Corp Ltd.
5.00%	02/15/18	222	226	(a)
Newfield Exploration Co.
5.63%	07/01/24	330	341
5.75%	01/30/22	358	383	(f)
News America Inc.
6.65%	11/15/37	206	254	(f)
Nexen Inc.
6.40%	05/15/37	484	625
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	711	738
Nisource Finance Corp.
3.85%	02/15/23	329	339
Nomura Holdings Inc.
2.00%	09/13/16	627	625
Novartis Capital Corp.
2.40%	09/21/22	446	443

NYSE Euronext
2.00%	10/05/17	560	573
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	190	209	(a)
Oglethorpe Power Corp.
5.38%	11/01/40	141	161
Omnicom Group Inc.
3.63%	05/01/22	521	533	(f)
Oracle Corp.
1.20%	10/15/17	927	928
Pacific Gas & Electric Co.
6.05%	03/01/34	369	462	(f)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	100	101	(a)
PacifiCorp
6.25%	10/15/37	8	11
Peabody Energy Corp.
6.25%	11/15/21	213	222
Petrobras International Finance Co.
2.88%	02/06/15	159	162	(f)
3.50%	02/06/17	495	511	(f)
3.88%	01/27/16	159	166	(f)
Petroleos Mexicanos
5.50%	06/27/44	75	77
6.00%	03/05/20	150	177	(f)
6.50%	06/02/41	71	84
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	356	388
Philip Morris International Inc.
2.50%	05/16/16	403	424	(f)
3.88%	08/21/42	185	172
4.13%	03/04/43	209	202
Plains Exploration & Production Co.
6.50%	11/15/20	204	225
PNC Bank NA
2.95%	01/30/23	800	795
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100	134	(a,f)
Pride International Inc.
6.88%	08/15/20	219	275	(f)
Prudential Financial Inc.
5.20%	03/15/44	323	324
5.63%	05/12/41	198	225	(f)
5.63%	06/15/43	286	296	(g)
Range Resources Corp.
5.75%	06/01/21	358	384	(f)
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	399	441
Revlon Consumer Products Corp.
5.75%	02/15/21	801	804	(a)
Roche Holdings Inc.
6.00%	03/01/19	405	504	(a,f)
Rockies Express Pipeline LLC
3.90%	04/15/15	211	213	(a)
Rowan Companies Inc.
5.40%	12/01/42	247	247
Royal Bank of Canada
1.20%	09/19/17	558	560

Royal Bank of Scotland Group PLC
6.40%	10/21/19	515	615
RSI Home Products Inc.
6.88%	03/01/18	399	405	(a)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	200	212	(a)
7.75%	05/29/18	400	467	(a)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	325	358
Sabine Pass Liquefaction LLC
5.63%	02/01/21	260	270	(a)
Sanmina Corp.
7.00%	05/15/19	687	718	(a)
Sberbank of Russia Via SB Capital S.A.
4.95%	02/07/17	300	320	(a)
SCF Capital Ltd.
5.38%	10/27/17	600	620	(a)
Schlumberger Investment S.A.
2.40%	08/01/22	557	549	(a)
Seagate HDD Cayman
7.00%	11/01/21	43	47
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100	108	(a)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	395	412	(a)
Smurfit Kappa Acquisitions
4.88%	09/15/18	440	449	(a)
Standard Chartered PLC
3.95%	01/11/23	392	390	(a)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	200	213
Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	191	194	(a)
Talisman Energy Inc.
3.75%	02/01/21	209	217
6.25%	02/01/38	313	354
Teva Pharmaceutical Finance company BV
2.95%	12/18/22	322	323
Textron Inc.
6.20%	03/15/15	334	364
The ADT Corp.
2.25%	07/15/17	186	187	(a)
3.50%	07/15/22	253	252	(a)
4.88%	07/15/42	102	97	(a)
The Coca-Cola Co.
3.30%	09/01/21	442	479
The Dow Chemical Co.
4.38%	11/15/42	186	178
The Goldman Sachs Group Inc.
1.60%	11/23/15	361	364
2.38%	01/22/18	1,002	1,016
3.63%	01/22/23	481	484
6.75%	10/01/37	406	455
The Hertz Corp.
4.25%	04/01/18	277	282	(a)
The Korea Development Bank
3.25%	03/09/16	380	401
4.00%	09/09/16	220	240

The McClatchy Co.
9.00%	12/15/22	409	444	(a)
The Potomac Edison Co.
5.35%	11/15/14	245	262	(f)
The Williams Companies Inc.
3.70%	01/15/23	629	624
Time Warner Cable Inc.
4.50%	09/15/42	262	238
Tops Holding Corp.
8.88%	12/15/17	399	438	(a)
Total Capital Canada Ltd.
1.45%	01/15/18	399	403
Total Capital International S.A.
1.55%	06/28/17	1,007	1,023
TransAlta Corp.
4.50%	11/15/22	371	377
Transnet SOC Ltd.
4.50%	02/10/16	519	545	(a,f)
Transocean Inc.
3.80%	10/15/22	104	102
6.50%	11/15/20	104	120
Turlock Corp.
1.50%	11/02/17	556	558	(a)
2.75%	11/02/22	658	654	(a)
U.S. Bancorp
3.44%	02/01/16	645	686
Unit Corp.
6.63%	05/15/21	400	419
United Parcel Service Inc.
2.45%	10/01/22	371	369
United Rentals North America Inc.
5.75%	07/15/18	399	432
United Technologies Corp.
4.50%	06/01/42	296	315	(f)
UnitedHealth Group Inc.
2.88%	03/15/23	734	733
Vail Resorts Inc.
6.50%	05/01/19	563	604	(f)
Vale Overseas Ltd.
6.25%	01/11/16	232	259
Ventas Realty LP (REIT)
2.70%	04/01/20	420	421
Verizon Communications Inc.
2.45%	11/01/22	185	175
3.85%	11/01/42	290	251
Viacom Inc.
2.50%	12/15/16	484	504	(f)
Viasystems Inc.
7.88%	05/01/19	400	418	(a)
Visteon Corp.
6.75%	04/15/19	313	335
Weatherford International Inc.
6.35%	06/15/17	201	230
Weatherford International Ltd.
4.50%	04/15/22	324	334
5.95%	04/15/42	297	306
6.75%	09/15/40	105	116

Weingarten Realty Investors (REIT)
3.50%	04/15/23	252	251
WellPoint Inc.
1.88%	01/15/18	305	309
3.70%	08/15/21	100	106
Wells Fargo & Co.
3.45%	02/13/23	503	506
Windstream Corp.
6.38%	08/01/23	400	397	(a)
Woodside Finance Ltd.
4.50%	11/10/14	699	738	(a,f)
WPP Finance 2010
5.13%	09/07/42	125	123
WPX Energy Inc.
5.25%	01/15/17	399	418
Xstrata Finance Canada Ltd.
2.45%	10/25/17	471	477	(a)
4.00%	10/25/22	206	207	(a)
5.80%	11/15/16	347	395	(a,f)
Zhaikmunai LP Via Zhaikmunai International BV
7.13%	11/13/19	200	214	(a)
Zoetis Inc.
1.15%	02/01/16	210	211	(a)
1.88%	02/01/18	210	211	(a)
3.25%	02/01/23	210	213	(a)
			126,775
Non-Agency Collateralized Mortgage Obligations—5.5%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	190	215
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	360	396
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	40	46	(f)
Banc of America Commercial Mortgage Trust 2008-1
6.19%	02/10/51	180	216	(f)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	420	461
5.20%	11/10/42	390	418
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	428	457
5.40%	03/11/39	91	92	(f)
5.58%	04/12/38	370	410
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.58%	04/12/38	210	231
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.89%	06/11/50	305	352
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	430	487
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	200	199
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220	236
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	530	594
Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	220	242
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	430	468

Credit Suisse First Boston Mortgage Securities Corp.
5.29%	10/25/35	184	3
CSMC Mortgage-Backed Trust Series 2006-1
5.43%	02/25/36	39	—	**
GS Mortgage Securities Corp. II
2.41%	11/10/45	996	151
2.80%	11/08/29	220	220	(a,g)
3.00%	08/10/44	410	435	(f)
3.55%	04/10/34	210	221	(a)
5.31%	08/10/44	190	221	(a)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	750	845
Impac CMB Trust Series 2004-5
2.00%	10/25/34	249	238	(d,f,g)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.96%	12/15/47	1,288	156	(g)
4.27%	06/15/45	560	611
4.43%	12/15/47	220	215	(a,g)
5.04%	03/15/46	250	266
5.34%	08/12/37	770	826	(f)
5.44%	05/15/45 - 06/12/47	980	1,106
5.79%	02/12/51	390	454	(f)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.81%	06/15/49	800	919
LB Commercial Mortgage Trust 2007-C3
5.86%	07/15/44	420	484
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	310	335
5.16%	02/15/31	410	451
5.87%	06/15/38	190	216
24.25%	12/15/39	3,208	31	(a,c)
MASTR Alternative Loans Trust
5.00%	08/25/18	96	8	(e,k)
Merrill Lynch
5.49%	07/12/46	190	179
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570	640
Morgan Stanley Bank of America Merrill Lynch Trust
4.17%	12/15/48	260	235	(a)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	610	634
Morgan Stanley Capital I Trust 2006-IQ11
5.68%	10/15/42	250	222
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	450	494	(f)
5.27%	10/12/52	320	347
Morgan Stanley Capital I Trust 2006-TOP23
5.82%	08/12/41	160	183
Morgan Stanley Capital I Trust 2007-IQ16
6.09%	12/12/49	430	500
Morgan Stanley Capital I Trust 2008-TOP29
6.28%	01/11/43	210	250
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190	216	(a)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	360	400	(f)
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	590	661

Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	490	552
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	90	96
Wells Fargo Mortgage Backed Securities Trust
5.50%	03/25/36	266	3
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	210	222	(a)
			19,766
Sovereign Bonds—1.8%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100	113	(a)
6.37%	06/16/18	279	322
Gabonese Republic
8.20%	12/12/17	277	335
Government of Chile
3.63%	10/30/42	148	137
Government of Dominican Republic
7.50%	05/06/21	200	224	(a)
Government of El Salvador
7.65%	06/15/35	160	183	(a)
Government of Guatemala
4.88%	02/13/28	200	196	(a)
Government of Hungary
4.13%	02/19/18	160	153
4.75%	02/03/15	50	50
7.63%	03/29/41	18	18	(f)
Government of Indonesia
4.88%	05/05/21	200	219	(a,f)
11.63%	03/04/19	53	77	(a,f)
Government of Israel
3.15%	06/30/23	210	208
4.50%	01/30/43	200	192
Government of Lebanon
4.00%	12/31/17	21	20
5.15%	11/12/18	69	69
6.10%	10/04/22	69	70
Government of Lithuania
6.75%	01/15/15	100	108	(a,f)
Government of Mexico
4.75%	03/08/44	292	303
5.75%	10/12/49	72	79
6.05%	01/11/40	84	104	(f)
Government of Namibia
5.50%	11/03/21	200	221	(a)
Government of Panama
6.70%	01/26/36	59	79	(f)
Government of Peru
6.55%	03/14/37	225	305	(f)
7.35%	07/21/25	100	141	(f)
Government of Philippines
4.00%	01/15/21	100	111
6.38%	01/15/32	100	129
Government of Poland
3.00%	03/17/23	62	60
5.00%	03/23/22	212	242
6.38%	07/15/19	37	45

Government of Romania
4.38%	08/22/23	120	118	(a)
6.75%	02/07/22	146	170	(a,f)
Government of South Africa
6.25%	03/08/41	100	121
Government of Sri Lanka
7.40%	01/22/15	100	107	(a,f)
Government of Turkey
3.25%	03/23/23	200	189
5.13%	03/25/22	100	110
6.88%	03/17/36	71	88
Government of Uruguay
6.88%	09/28/25	66	87
Government of Vietnam
1.26%	03/12/16	19	17	(g)
Government of Zambia
5.38%	09/20/22	200	199	(a)
Republic of Serbia
5.25%	11/21/17	300	309	(a)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	400	419	(a)
7.50%	03/31/30	55	69	(h)
			6,516
Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	275	329
Municipal Electric Authority of Georgia
6.64%	04/01/57	317	375	(f)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165	190	(f)
Port Authority of New York & New Jersey
4.46%	10/01/62	520	519
South Carolina State Public Service Authority
6.45%	01/01/50	200	260
State of California
5.70%	11/01/21	280	340	(f)
			2,013
FNMA—0.0%*
Lehman TBA
5.50%	TBA	239	—	** (b,j,l)

Total Bonds and Notes
(Cost $340,567)			346,634

Short-Term Investments—18.6%
GE Institutional Money Market Fund - Investment Class
0.04%
(Cost $60,435)			60,435	(c,i)

		Principal Amount	Fair Value
U.S. Treasuries—1.7%
U.S. Treasury Bills
0.08%	04/25/13	$6,000	$6,000	(c)

Total Short-Term Investments
(Cost $66,435)			66,435

Total Investments
(Cost $407,002)			413,069
Liabilities in Excess of Other Assets, net—(15.6)%			(55,861)

NET ASSETS —100.0%			$357,208

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	June 2013	156	$34,391	$—	**
5 Yr. U.S. Treasury Notes Futures	June 2013	121	15,011	10

				$10

The Fund had the following short futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2013	129	$(20,330)	$52
10 Yr. U.S. Treasury Notes Futures	June 2013	200	(26,397)	(109)
30 Yr U.S. Treasury Bond Futures	June 2013	25	(3,612)	(30)

				$(87)

				$(77)

Notes to Schedules of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, this security amounted to $40,522 or 11.34% of the net assets of the Elfun Income Fund .The security have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	At March 31, 2013, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(g)	Variable or Floating rate security. The stated rate represents the rate at March 31, 2013.

(h)	Step coupon bond. Security becomes interest bearing at a future date.

(i)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(j)	Securities in default.

(k)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(l)	Security is fair valued by the valuation committee, in accordance with the procedures approved by the Board of Trustee’s.

†	Percentages are based on net assets as of March 31, 2013.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$84,342	$—	$84,342
	Agency Mortgage Backed	—	101,684	—	101,684
	Agency CMOs	—	3,980	—	3,980
	Asset Backed	—	1,558	—	1,558
	Corporate Notes	—	126,775	—	126,775
	Non-Agency CMOs	—	19,766	—	19,766
	Sovereign Bonds	—	6,516	—	6,516
	Municipal Notes and Bonds	—	2,013	—	2,013
	Short-Term Investments	60,435	6,000	—	66,435

	Total Investments in Securities	$60,435	$352,634	$—	$413,069

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$62	$—	$—	$62
	Futures Contracts—Unrealized Depreciation	(139)	—	—	(139)

	Total Other Financial Instruments	$(77)	$—	$—	$(77)

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.
There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2013, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Income Fund	$407,659	$7,569	$(2,159)	$5,410

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 24, 2013